Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payable and Other Liabilities Disclosure, Current [Line Items]
Finance lease obligations, current	$ 2,916	$ 2,343
Salary and welfare payables	3,957	3,070
Refundable deposits on GigaCloud Marketplace	19,772	9,230
Professional fee accruals	983	900
Sales refund liability	1,532	1,417
Obligations under the remorse protection program	307	437
Prepaid consideration of restricted shares	517	0
Liability classified share-based compensation	110	0
Other payables	6,968	2,324
Accrued Expenses and Other Current Liabilities	$ 37,062	$ 19,721